DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) kr in Millions	9 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 SEK (kr)
Derivative [Line Items]
Cash flow hedge gain to be reclassified over the next 12 months	$ 33,600,000
Interest rate swap contracts
Derivative [Line Items]
Notional amount	700,000,000.0	kr 22.0
Cash flow hedge gain to be reclassified over the next 12 months	22,900,000
Newly Entered During Period
Derivative [Line Items]
Notional amount	100,000,000
Cash flow hedges
Derivative [Line Items]
Cash flow hedge gain to be reclassified over the next 12 months	$ 10,700,000
Minimum | Newly Entered During Period
Derivative [Line Items]
Derivative term	3 years
Maximum | Newly Entered During Period
Derivative [Line Items]
Derivative term	4 years
Revolving Credit Facility | Line of Credit | LIBOR
Derivative [Line Items]
Basis spread on variable rate	3.14%	3.14%
Revolving Credit Facility | Line of Credit | Minimum
Derivative [Line Items]
Interest rate	0.50%	0.50%
Revolving Credit Facility | Line of Credit | Maximum
Derivative [Line Items]
Interest rate	2.57%	2.57%